Inventories	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Inventories Text Block Abstract
INVENTORIES

NOTE 4 - INVENTORIES:

	June 30, 2022	December 31, 2021
Raw materials	1,590	116
Finished goods	748	239
Total	$2,338	$355

The Company recorded an inventory write off in the amount of $1,399 and $13 during the periods ended June 30, 2022, and December 31, 2021, respectively. According to the Company’s policy, the Company recognizes inventory write-offs according to the age and usability of the inventory as of each cut-off date.

NOTE 4 - INVENTORIES:

	December 31, 2021	December 31, 2020

Raw materials	116	79
Finish goods	239	11
Total	355	90

The Company recorded an inventory write off in the amount of $13 and $304 and $905 during the years ended December 31, 2021, 2020 and 2019, respectively. According to Company’s policy, the Company recognizes inventory write-offs according to the age of the inventory as of each cut-off date.